Financial assets at fair value through profit or loss - Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 3,967,748	$ 14,961,750
BYMA-Bolsas y Mercados Argentinos S.A. [member]
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	2,169,288	1,741,880
Banco de Valores de Buenos Aires S.A. [member]
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	1,056,648	991,886
Mutual Funds [member]
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 741,812	$ 12,227,984